Related Parties - Cost Allocations from Parent (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Cost of sales	$ 1,727	$ 1,634	$ 6,619	$ 6,665	$ 6,635
Selling, general, and administrative expenses	$ 1,502	$ 1,350	$ 4,956	5,633	5,484
Parent's Affiliate
Related Party Transaction [Line Items]
Cost of sales				149	182	$ 166
Selling, general, and administrative expenses				679	649	652
Total				$ 828	$ 831	$ 818